EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) $ in Millions		12 Months Ended
	Oct. 04, 2024	Dec. 31, 2024 USD ($) jointVenture	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Investments [line items]
Number of joint ventures | jointVenture		50
Joint ventures categorized as other threshold		$ 600
Equity accounted investments		$ 19,547	$ 19,435	$ 19,943
Other | Bottom of range
Investments [line items]
Proportion of ownership interests/voting rights held by the partnership		31.00%	16.00%
Other | Top of range
Investments [line items]
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Stork Holdco LP
Investments [line items]
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Midtown New York Mixed-use Complex
Investments [line items]
Proportion of ownership interests/voting rights held by the partnership		56.00%	56.00%
U.S. Retail JV Pool A
Investments [line items]
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Honolulu Shopping Center
Investments [line items]
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
U.S. Retail JV Pool B
Investments [line items]
Proportion of ownership interests/voting rights held by the partnership		51.00%	51.00%
U.S. Retail JV Pool C
Investments [line items]
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Bryant Park Office Tower
Investments [line items]
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Las Vegas Mall A
Investments [line items]
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
U.S. Retail JV Pool D
Investments [line items]
Proportion of ownership interests/voting rights held by the partnership		48.00%	48.00%
Las Vegas Mall B
Investments [line items]
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Other | Bottom of range
Investments [line items]
Proportion of ownership interests/voting rights held by the partnership		15.00%	15.00%
Other | Top of range
Investments [line items]
Proportion of ownership interests/voting rights held by the partnership		60.00%	75.00%
BSREP IV
Investments [line items]
Proportion of voting rights held in associate	8.00%
Equity accounted investments		$ 878